Stock-based compensation - Stock options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares D	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares
Stock-based compensation
Number Of Trading Days Considered For Determination Of Exercise Price Of Stock Options | D	5
Stock options
Stock-based compensation
Vesting period of awards	3 years
Expiration term of the awards	7 years
Key assumptions
Outstanding, Shares	1,563,467	3,957,362	3,032,771
Number of shares granted	0	966,413
Granted (in dollars per share) | $ / shares		$ 13.73
Volatility	36.00%
Expected dividend yield	1.50%
Option life	4 years 6 months
Forfeiture rate	10.00%
Risk-free rate	3.00%
Vesting percentage	33.33%
Number of options available to be exercised	972,370	1,507,172
Stock options | Operating expenses
Key assumptions
Compensation expense | $	$ 0.4	$ 3.4